Loans to/(From) Related Parties (Tables)	12 Months Ended
Feb. 29, 2024
Loans to/(From) Related Parties [Abstract]
Schedule of Loans to Related Parties
	As of February 29/28
Figures in Rand thousands	2024	2023

Non-current assets
Loans to related party	28,200	25,800

Current liabilities
Loans from related parties	(924)	(607)